UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Point Capital, L.P.
           --------------------------
Address:   Two Greenwich Plaza
           --------------------------
           Greenwich, CT 06830
           --------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Frederick H. Fogel
          --------------------
Title:    Authorized Signatory
          --------------------
Phone:   (203) 542-4000
          --------------------

Signature, Place, and Date of Signing:

/s/ Frederick H. Fogel        Greenwich, CT        May 17, 2010
----------------------        -------------        -------------
      Signature               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             25

Form 13F Information Table Value Total:       $476,217
                                           -------------
                                           (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



Form 13F Information Table


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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD            COM              02503Y103    2,540    500,000 SH       DEFINED               500,000      0    0
ARGO GROUP INTL HLDGS LTD   COM              G0464B107   20,206    620,000 SH       DEFINED               620,000      0    0
ASSOCIATED BANC CORP        COM              045487105    1,380    100,000 SH       DEFINED               100,000      0    0
BANK OF AMERICA CORPORATION COM              060505104   48,195  2,700,000 SH       DEFINED             2,700,000      0    0
CIT GROUP INC               COM NEW          125581801  149,022  3,825,000 SH       DEFINED             3,825,000      0    0
CITIGROUP INC               CALL             172967901    4,970     70,000     CALL DEFINED                70,000      0    0
DELTA AIR LINES INC DEL     COM NEW          247361702    1,418     97,197 SH       DEFINED                97,197      0    0
E TRADE FINANCIAL CORP      COM              269246104    3,135  1,900,000 SH       DEFINED             1,900,000      0    0
EXCO RESOURCES INC          COM              269279402   34,844  1,895,757 SH       DEFINED             1,895,757      0    0
EXIDE TECHNOLOGIES          *W EXP 05/05/201 302051123        5    103,500 SH       DEFINED               103,500      0    0
FIRST MIDWEST BANCORP DEL   COM              320867104    1,694    125,000 SH       DEFINED               125,000      0    0
GRACE W R & CO DEL NEW      COM              38388F108   68,012  2,450,000 SH       DEFINED             2,450,000      0    0
ISHARES TR INDEX            PUT              464287954      610     10,000     PUT  DEFINED                10,000      0    0
ISTAR FINL INC              FRNT  10/0       45031UBF7    9,096 12,000,000 PRN      DEFINED                            0 NONE
JPMORGAN CHASE & CO         COM              46625H100   19,019    425,000 SH       DEFINED               425,000      0    0
NAVISITE INC                COM NEW          63935M208      929    361,300 SH       DEFINED               361,300      0    0
NORTHWEST BANCSHARES INC MD COM              667340103    1,760    150,000 SH       DEFINED               150,000      0    0
RADNET INC                  COM              750491102    4,532  1,425,000 SH       DEFINED             1,425,000      0    0
SIRIUS SATELLITE RADIO INC  NOTE 3.250%10/1  82966UAD5      476    500,000 PRN      DEFINED                            0 NONE
SPDR S&P 500 ETF TR         UNIT SER 1 S&P   78462F103   23,400    200,000 SH       DEFINED               200,000      0    0
SPDR S&P 500 ETF TR         PUT              78462F953   14,980    110,000     PUT  DEFINED               110,000      0    0
TORCH ENERGY ROYALTY TRUST  UNIT BEN INT     891013104   30,786  5,931,709 SH       DEFINED             5,931,709      0    0
TOYOTA MOTOR CORP           CALL             892331907       70      1,750     CALL DEFINED                 1,750      0    0
TRW AUTOMOTIVE HLDGS CORP   COM              87264S106   14,290    500,000 SH       DEFINED               500,000      0    0
WELLS FARGO & CO NEW        COM              949746101   20,850    670,000 SH       DEFINED               670,000      0    0